Note 17 - Cash and Cash Equivalents - Overdrafts and Short Term Debt (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2022
Statement Line Items [Line Items]
Principal value	$ 18.0	$ 12.0
Balance drawn	14.8
Overdraft facility of Stanbic Bank, ZiG [member]
Statement Line Items [Line Items]
Principal value	6.5
Overdraft facility of Stanbic Bank, USD [member]
Statement Line Items [Line Items]
Principal value	4.0
Balance drawn	3.9
Term loans, CABS Bank, one [member]
Statement Line Items [Line Items]
Principal value	3.0
Balance drawn	1.2
Overdraft facility of Ecobank [member]
Statement Line Items [Line Items]
Principal value	4.0
Balance drawn	3.8
Nedbank Zimbabwe [member]
Statement Line Items [Line Items]
Principal value	7.0
Balance drawn	$ 5.9